Property and Equipment (Details Textual) (USD $)	3 Months Ended	12 Months Ended						12 Months Ended
	Mar. 31, 2013	Dec. 31, 2012	Dec. 31, 2011	Dec. 31, 2011 Aldagen Inc [Member]	Dec. 31, 2010 Aldagen Inc [Member]	Dec. 31, 2012 Medical equipment [Member]	Dec. 31, 2011 Medical equipment [Member]	Dec. 31, 2012 Centrifuges [Member]	Dec. 31, 2011 Centrifuges [Member]
Accumulated Depreciation, Depletion and Amortization, Property, Plant, and Equipment	$ 1,590,749	$ 1,374,928	$ 641,050	$ 2,614,809	$ 2,252,564	$ 902,000	$ 521,000
Depreciation	241,400	823,000	364,000
Property, Plant and Equipment, Disposals								554,000	48,000
Cost of Goods Sold, Depreciation	134,500	446,000	321,000
Other General and Administrative Expense	$ 106,900